Share capital and premium (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share Premium [Abstract]
Ordinary shares issued	$ 13	$ 14
Less held Within The Group [Abstract]
Share capital and premium	$ 433		$ 420